COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments under Non Cancelable Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2017	$1,429
2018	441
2019	138
2020	84
2021 and onwards	15

Total minimum lease payments	$2,107